Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Federal Statutory Income Tax Rate

The benefit for income taxes differs from the amount obtained by applying the federal statutory income tax rate to loss before benefit for income taxes for 2020, 2019 and 2018 as follows:

	2020	2019	2018
Tax benefit computed at federal statutory rate	21.0%	21.0%	21.0%
Increase (decrease) in taxes due to:
Change in tax rate under tax reform	—	—	—
Change in valuation allowance	(21.0)	(21.0)	(21.0)
	—%	—%	—%

Schedule of Deferred Tax Assets (Liabilities)

The significant components of deferred tax assets (liabilities) at December 31 are as follows:

	2020	2019
Loss carryforwards	$2,990,000	$3,662,000
Depreciation & Amortization	76,000	684,000
Stock Option Compensation	17,000	394,000
Other	84,000	132,000
Less: valuation allowance	(3,167,000)	(4,872,000)
	$—	$—

Allied Integral United Inc [Member]
Schedule of Federal Statutory Income Tax Rate

The Company has assessed its position and decided that a 100% valuation allowance as of December 31, 2020 and 2019 is necessary at this time.

	For the years ended December 31,
	2020	2019
Taxes at statutory U.S. federal income tax rate	21.0%	21.0%
State and local income taxes, net of federal tax benefit	6.7%	6.7%
Other differences, net	0.0%	0.0%
Valuation allowance	-27.7%	-27.7%
Effective tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets (Liabilities)

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2020	2019
Deferred income tax assets:
Net Operating loss carry forward	$11,041,793	$5,089,744
Depreciation and amortization	25,081	(1,257,406)
Non-qualified stock compensation	1,699,935	-
Allowance for doubtful accounts	676,567	145,188
Asset impairment	2,397,114	-
Intangible assets	1,555,600	2,112,056
Accrued expenses	52,992	171,277
Investments	701,618	701,618
Unrealized losses	1,284,000	-
Other	42,088	405,163
Interest limitation 163j	2,618,046	2,618,046
Total gross deferred income tax asset	22,095,554	9,985,686
Valuation allowance	(22,095,554)	(9,985,686)
Net deferred income tax assets	-	-
Deferred income tax liabilities:	$-	$-